Organization - Schedule of Discontinued Operation Cash Flow (Details) - Other Entities [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 08, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (4,053)	$ (139)	$ 1,290
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	200	178	229
Deferred income tax expenses (benefits)	(985)	84	783
Gain on debt forgiveness by a related party		(737)
Changes in operating assets and liabilities	6,102	2,199	(1,314)
Net cash generated from operating activities	1,264	1,585	988
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment		(108)	(225)
Investment in time deposit		(3,377)	(3,496)
Receipt of time deposit from banks		3,496
Net cash (used in) provided by investing activities		11	(3,721)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash generated from financing activities
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(41)	(343)	(49)
Net increase (decrease) in cash and cash equivalents and restricted cash	1,223	1,253	(2,782)
Cash and cash equivalents and restricted cash at the beginning of year	1,500	247	3,029
Cash and cash equivalents and restricted cash at the end of year	$ 2,723	$ 1,500	$ 247